Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Loans Receivable, Net [Abstract]
Schedule of Loan Receivables
	December 31,	December 31,
	2023	2024
Loans receivable	589,309	393,474
Less: allowance for doubtful accounts	(575,884)	(386,510)
Total	13,425	6,964

Schedule of Aging of Loans

The following table sets forth the aging of loans as of December 31, 2023 and December 31, 2024:

	1 - 89 days past due	90 days or more past due	Total past due	Current	Total loans
December 31, 2023	—	589,309	589,309	—	589,309
December 31, 2024	—	387,474	387,474	6,000	393,474